Fees Summary	Apr. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,989,254.64
Total Fee Amount	550.92
Total Offset Amount	0.00
Net Fee	$ 550.92
Offering Table N/A
Offset Table N/A	N/A